                                  THE STRONG
                                  ----------

                                INDEX 500 FUND

                      ====================================
                      SEMI-ANNUAL REPORT o AUGUST 31, 1998
                      ====================================


                        [PHOTO OF STRONG FUNDS BUILDING]


                                [STRONG LOGO]
                                STRONG FUNDS

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common-sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

-------------------------------------------------------------------------------
                                        [PICTURE OF FOLDER LABELED INVESTMENTS]
1. HAVE A PLAN. Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

-------------------------------------------------------------------------------
                                                             [PICTURE OF CLOCK]
2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

-------------------------------------------------------------------------------
                                [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION]
3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

-------------------------------------------------------------------------------
                                           [PICTURE OF MEMO REMINDER TO INVEST]
4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

-------------------------------------------------------------------------------
                                              [PICTURE OF GRAPH SLOPING UPWARD]
5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and of principal loss.

-------------------------------------------------------------------------------
             [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]
6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

-------------------------------------------------------------------------------
                                                       [PICTURE OF DOLLAR SIGN]
7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

-------------------------------------------------------------------------------
                                                  [PICTURE OF MAGNIFYING GLASS]
8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions...request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

                                  THE STRONG
                                  ----------

                                INDEX 500 FUND

                      ====================================
                      SEMI-ANNUAL REPORT o AUGUST 31, 1998
                      ====================================


                          TABLE OF CONTENTS
INVESTMENT REVIEW
     The Strong Index 500 Fund........................................2

FINANCIAL INFORMATION--STRONG INDEX 500 FUND
     Statement of Assets and Liabilities..............................4
     Statement of Operations..........................................5
     Statement of Changes in Net Assets...............................6
     Notes to Financial Statements....................................7
     Financial Highlights.............................................8

FINANCIAL INFORMATION--MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
     Portfolio of Investments.........................................9
     Statement of Assets and Liabilities.............................15
     Statement of Operations.........................................16
     Statements of Changes in Net Assets.............................17
     Notes to Financial Statements...................................18

=========================
THE STRONG INDEX 500 FUND
=========================
AFTER A SOLID START IN EARLY 1998, THE EQUITY MARKET TUMBLED IN MIDSUMMER, TRIGGERED IN LARGE PART BY THE JULY 21 COMMENTS OF ALAN GREENSPAN,CHAIRMAN OF THE FEDERAL RESERVE.

The Strong Index 500 Fund is designed to provide investors with broad exposure to the large-capitalization sector of the U.S. market by replicating, as closely as practical (before fees and expenses), the market capitalization-weighted total return of the Standard & Poor's 500 (S&P 500) Index.* The Fund represents more than 70% of the overall U.S. stock market capitalization. This allows investors wide diversification, and serves as a complement to actively managed funds.

For the six-month period ending August 31, 1998, the Strong Index 500 Fund returned -8.23%, while the corresponding S&P 500 Index returned-8.10%.

A DIFFICULT PERIOD FOR STOCKS
After a solid start in early 1998, the equity market tumbled in midsummer, triggered in large part by the July 21 comments of Alan Greenspan, Chairman of the Federal Reserve. In his testimony before the Senate Banking Committee, Greenspan disappointed investors by expressing concern that stock prices were too high, rather than hinting of a rate cut. Concerns about soft corporate earnings and troubles in Asia took the front burner again, quickly cooling the record-shattering market. Disappointing earnings reports from "nifty-fifty" companies like Boeing, Merck, Disney and Hewlett-Packard also pushed the market lower. This all contributed to the near-record point decline of the S&P 500 Index from 1186.75 on July 17, 1998 to 957.28 on August 31, 1998.

CORPORATE EARNINGS DRIVE STOCKS DOWN
Asia-related concerns over earnings contributed to the July-August decline in stock prices. These concerns over Asia's continued malaise, along with new issues about the viability of the Russian economy, came on top of growing fears of lackluster earnings from corporate America.

Concerns about mediocre earnings performance were driven by rising labor costs, lack of pricing power and the strong dollar. Much of the damage to corporate earnings can be traced to the falling demand for oil and semiconductors. The Asian impact on earnings has been highly concentrated, with sectors such as financial services and pharmaceuticals experiencing little effect. In general, retailers, airlines, and producers of consumer non-durables have been positively impacted.

Thank you for your investment in the Strong Index 500 Fund. We look forward to serving your investment needs in the future.

ADDITIONS AND DELETIONS TO THE  S&P 500 INDEX

Following are the list of additions and deletions to the Fund's holdings during the reporting period March 1, 1998--August 31, 1998

ADDITIONS
NEXTEL Communications
Sealed Air
Grace (W.R.) & Co.
Marriott International, Inc.
Franklin Resources, Inc.
Gateway 2000, Inc.
Associates First
Sempra Energy
Bear Stearns Cos.
Dun & Bradstreet Corp.
IMS Health Inc.
SLM Holding Corp.
Capital One Financial
Procter & Gamble
Ascend Communications
Waste Management, Inc.
Dollar General
Meyer Inc.
Provident Insurance Companies Inc.
Regions Financial Corp.
Kohl's Corp.
Electronic Data Systems Services

DELETIONS
Safety-Kleen
Harland (J.H.)
Grace (W.R.) & Co.
Marriott Int'l, Inc.
CoreStates Financial
USF&G Corp.
Charming Shoppes
Inland Steel
Dun & Bradstreet
Cognizant Corp.
Beneficial Corp.
Green Tree Financial
Pacific Enterprises
Digital Equipment
Waste Management
Giant Foods Class A
Echlin Inc.
Bay Networks Computers
DSC Communications
Mercantile Stores
Western Atlas Oil & Gas


================================================================================
                     GROWTH OF AN ASSUMED $10,000 INVESTMENT
================================================================================
                             From 5-1-97 to 8-31-98
[GRAPH]

                    THE STRONG                          Lipper S&P 500
                     INDEX 500       S&P 500            Index Objective
                       FUND       Stock Index(Reg.tm)*+   Funds Index*+
       4-97           10,000         10,000                  10,000
       6-97           11,110         11,122                  11,117
       8-97           11,320         11,334                  11,327
       10-97          11,538         11,555                  11,547
       12-97          12,262         12,298                  12,282
       2-98           13,271         13,331                  13,307
       4-98           14,087         14,154                  14,120
       6-98           14,392         14,476                  14,433
       8-98           12,179         12,251                  12,215

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard & Poor's 500 Stock Index(reg.tm) ("S&P 500") and the Lipper S&P 500 Index Objective Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.
================================================================================
                                               ===========================
                                                      AVERAGE ANNUAL
                                                      TOTAL RETURN(1)
                                               ===========================
                                                       As of 8-31-98

                                                  1-YEAR             7.58%

                                               SINCE INCEPTION      15.91%
                                                (on 5-1-97)
                                               ===========================


+ The S&P 500 Index figure tracks the Strong Index 500 Fund and the Lipper S&P
  500 Index figure so closely that its results are not discernible on the graph.
-------------------------------------------------------------------------------
* The S&P 500 Stock Index(reg.tm) is an unmanaged index generally representative of the U.S. stock market, without regard to company size.
  The Lipper S&P 500 Index Objective Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change. Strong Capital Management, Inc. has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's return would have been lower.

STRONG INDEX 500 FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998 (Unaudited)

ASSETS:
  Investment in S&P 500 Index Master Portfolio, at Value (Note 1)  $62,995,826
  Other Assets                                                         135,636
                                                                   -----------
  Total Assets                                                      63,131,462

LIABILITIES:
  Payable for Fund Shares Redeemed                                       8,664
  Accrued Operating Expenses and Other Liabilities                     116,910
                                                                   -----------
  Total Liabilities                                                    125,574
                                                                   -----------
NET ASSETS                                                         $63,005,888
                                                                   ===========

NET ASSETS CONSIST OF:
  Capital Stock (par value and paid-in surplus)                    $67,472,339
  Undistributed Net Investment Income                                  304,946
  Undistributed Net Realized Gain                                       86,029
  Net Unrealized Depreciation                                       (4,857,426)
                                                                   -----------
  Net Assets                                                       $63,005,888
                                                                   ===========

Capital Shares Outstanding (Unlimited Number Authorized)             5,229,707

NET ASSET VALUE PER SHARE                                               $12.05
                                                                        ======

                      See notes to financial statements.

STRONG INDEX 500 FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 1998 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
  Dividend Income                                                   $  371,197
  Interest Income                                                       83,934
  Expenses                                                             (13,622)
                                                                    ----------
  Total Income Allocated from Master Portfolio                         441,509

EXPENSES:
  Shareholder Servicing Costs                                          139,958
  Reports to Shareholders                                               21,288
  Federal and State Registration Fees                                   44,819
  Other                                                                 26,855
                                                                    ----------
  Total Expenses before Waivers                                        232,920
  Voluntary Expense Waivers by SCMI                                   (128,452)
                                                                    ----------
  Expenses, Net                                                        104,468
                                                                    ----------
NET INVESTMENT INCOME                                                  337,041

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO:
  Net Realized Gain on Investments                                      17,900
  Change in Unrealized Appreciation/Depreciation on:
    Investments                                                     (7,724,911)
    Futures Contracts                                                 (472,268)
                                                                    ----------
    Net Change in Unrealized Appreciation/Depreciation              (8,197,179)
                                                                    ----------
NET LOSS ALLOCATED FROM MASTER PORTFOLIO                            (8,179,279)
                                                                    ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               ($7,842,238)
                                                                    ==========

                      See notes to financial statements.


PAGE>

STRONG INDEX 500 FUND
------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                                    SIX MONTHS ENDED          YEAR ENDED
                                                                    AUGUST 31, 1998        FEBRUARY 28, 1998
                                                                   -----------------       -----------------
                                                                      (UNAUDITED)               (NOTE 1)
OPERATIONS:
  Net Investment Income                                              $    337,041            $   164,843
  Net Realized Gain                                                        17,900                 88,899
  Net Change in Unrealized Appreciation/Depreciation                   (8,197,179)             3,339,753
                                                                     ------------            -----------
  Net Increase (Decrease) in Net Assets Resulting from Operations      (7,842,238)             3,593,495

DISTRIBUTIONS:
  From Net Investment Income                                              (82,885)              (114,053)
  From Net Realized Gains                                                  (7,666)               (13,104)
                                                                     ------------            -----------
  Total Distributions                                                     (90,551)              (127,157)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
  Proceeds from Shares Sold                                            48,741,000             32,320,505
  Proceeds from Reinvestment of Distributions                              89,017                123,613
  Payment for Shares Redeemed                                          (9,987,287)            (3,814,509)
                                                                      -----------            -----------
  Net Increase in Net Assets from Beneficial Interest Transactions     38,842,730             28,629,609
                                                                      -----------            -----------
TOTAL INCREASE IN NET ASSETS                                           30,909,941             32,095,947

NET ASSETS:
  Beginning of Period                                                  32,095,947                    ---
                                                                      -----------            -----------
  End of Period                                                       $63,005,888            $32,095,947
                                                                      ===========            ===========
TRANSACTIONS IN SHARES OF THE FUND:
  Sold                                                                  3,507,739              2,745,317
  Issued in Reinvestment of Distributions                                   6,488                 10,372
  Redeemed                                                               (722,629)              (317,580)
                                                                        ---------              ---------
  Net Increase in Shares of the Fund                                    2,791,598              2,438,109
                                                                        =========              =========

6
                                              See notes to financial statements.

STRONG INDEX 500 FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
August 31, 1998 (Unaudited)

1. ORGANIZATION
   The Strong Index 500 Fund (the "Fund") commenced operations on May 1, 1997 and is a diversified series of the Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
   (A) Security Valuation -- The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 2.72% in the net assets of the Master Portfolio. Valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
   (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

       The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

   (C) Accounting for Investments -- The Fund earns income, net of Master Portfolio expenses, daily based on its investment in the Master Portfolio All the net investment income, realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

   (D) Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Strong Capital Management, Inc.
      ("SCMI"), the Fund's shareholder servicing agent, transfer agent and dividend-disbursing agent. Expenses incurred by the Master Portfolio are allocated pro rata to the Fund.

   (E) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS
   SCMI provides shareholder recordkeeping and related services to the Fund. Fees for these services are based on contractually established rates for each open and closed shareholder account. Certain fees have been waived or reimbursed by SCMI for the six months ended August 31, 1998. Waived or reimbursed fees continue at the discretion of SCMI. In addition, SCMI is compensated for certain other services related to costs incurred for reports to shareholders. The amount receivable from SCMI at August 31, 1998, other shareholder expenses paid to SCMI and unaffiliated directors' fees for the period then ended were $47, $986, and $750, respectively.

                                                                               7



PAGE>

STRONG INDEX 500 FUND
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------
                                       SELECTED PER-SHARE DATA (a)
                  --------------------------------------------------------------------------------------------------
                               INCOME FROM INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
                             --------------------------------------  ------------------------------------
                  Net Asset               Net Realized     Total                                           Net Asset
                    Value,       Net     and Unrealized     from      From Net    From Net                  Value,
                  Beginning  Investment  Gains (Losses)  Investment  Investment   Realized      Total       End of
                  of Period    Income    on Investments  Operations    Income       Gains   Distributions   Period
Aug. 31, 1998(b)    $13.16     $0.07         ($1.15)       ($1.08)     ($0.03)         --      ($0.03)      $12.05
Feb. 28, 1998(c)     10.00      0.11           3.15          3.26       (0.09)     ($0.01)      (0.10)       13.16

                                   RATIOS AND SUPPLEMENTAL DATA
                  ------------------------------------------------------------
                              Net                   Ratio of      Ratio of Net
                            Assets,    Ratio of    Expenses to     Investment
                            End of     Expenses    Average Net       Income
                   Total  Period (In  to Average  Assets Without   to Average
                  Return  Thousands)  Net Assets     Waivers       Net Assets
Aug. 31, 1998(b)  - 8.2%   $63,006      0.43%*        0.90%*          1.23%*
Feb. 28, 1998(c)  +32.7%    32,096      0.44%*        1.53%*          1.43%*

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended August 31, 1998 (Unaudited). Total return is not annualized.
(c) For the period from May 1, 1997 (inception) to February 28, 1998. Total return is not annualized.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                            August 31, 1998 (Unaudited)


SECURITY NAME                                           SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-97.23%
ADVERTISING-0.10%
Omnicom Group                                           47,683     $ 2,270,903
                                                                   -----------
                                             TOTAL ADVERTISING
                                                       - VALUE     $ 2,270,903
                                                        - COST     $ 1,915,517
AEROSPACE & DEFENSE-1.44%
Allied Signal Inc                                      165,531     $ 5,679,748
Boeing Co                                              293,540       9,081,394
Briggs & Stratton Corp                                   7,318         269,394
General Dynamics Corp                                   36,926       1,756,293
Lockheed Martin Corp                                    57,061       4,989,271
Northrop Grumman Corp                                   19,543       1,238,538
Rockwell International Corp                             58,867       2,133,929
Textron Inc                                             48,199       3,024,487
United Technologies Corp                                68,350       4,959,647
                                                                   -----------
                                     TOTAL AEROSPACE & DEFENSE
                                                       - VALUE     $33,132,701
                                                        - COST     $29,281,270
AIRLINES-0.47%
AMR Corp                                                53,554     $ 2,918,693
Delta Air Lines Inc                                     21,958       2,239,716
FDX Corp^                                               43,035       2,154,440
Southwest Airlines Co                                   97,032       1,728,383
USAirways Group Inc^                                    29,636       1,726,297
                                                                   -----------
                                                TOTAL AIRLINES
                                                       - VALUE     $10,767,529
                                                        - COST     $ 8,364,122
APPAREL-0.43%
CVS Corp                                               112,230     $ 4,082,366
Fruit of the Loom Inc Class A^                          21,551         483,551
Liz Claiborne Inc                                       19,491         555,494
Nike Inc Class B                                        85,234       2,956,554
Reebok International Ltd^                               16,540         267,741
Russell Corp                                            10,649         336,775
VF Corp                                                 35,770       1,354,789
                                                                   -----------
                                                 TOTAL APPAREL
                                                       - VALUE     $10,037,270
                                                        - COST     $ 8,778,811
AUTO PARTS & EQUIPMENT-0.67%
Cooper Tire & Rubber Co                                 23,034     $   368,544
Dana Corp                                               48,018       1,881,710
Deluxe Corp                                             23,823         690,867
Eaton Corp                                              22,471       1,315,958
Genuine Parts Co                                        52,513       1,644,314
Goodyear Tire & Rubber Co                               45,834       2,245,866
Illinois Tool Works Inc                                 73,157       3,543,542
ITT Industries Inc                                      34,697       1,045,247
Navistar International Corp^                            21,104         443,184
PACCAR Inc                                              22,817         935,497
Pep Boys-Manny Moe & Jack                               18,510         271,866
TRW Inc                                                 36,031       1,544,829
                                                                   -----------
                                  TOTAL AUTO PARTS & EQUIPMENT
                                                       - VALUE     $15,931,424
                                                        - COST     $14,443,066
AUTOMOBILES-1.53%
Chrysler Corp                                          190,202     $ 8,487,764
Ford Motor Co                                          355,722      15,651,768
General Motors Corp Class A                            195,827      11,309,009
                                                                   -----------
                                             TOTAL AUTOMOBILES
                                                       - VALUE     $35,448,541
                                                        - COST     $25,251,369
BANK & FINANCE-11.42%
Ahmanson (H F) & Co                                     32,104     $ 1,711,545
American Express Corp                                  136,251      10,627,578
Associates First Capital Corp                          101,625       6,008,578
Banc One Corp                                          205,778       7,819,564
Bank of New York Inc                                   220,984       5,345,051
BankAmerica Corp                                       199,870      12,804,172
BankBoston Corp                                         85,324       3,045,000
Bankers Trust Corp                                      28,701       2,132,843
BB&T Corp                                               83,436       2,351,852
Bear Stearns Co Inc                                     33,209       1,226,657
Capital One Financial Corp                              19,141       1,674,838
Chase Manhattan Bank                                   250,048      13,252,544
Citicorp                                               132,197      14,293,801
Comerica Inc                                            46,131       2,410,345
Countrywide Credit Industries Inc                       31,790       1,190,138
Equifax Inc                                             44,097       1,570,956
Federal Home Loan Mortgage Corp                        198,600       7,844,700
Federal National Mortgage Assoc                        303,801      17,259,694
Fifth Third Bancorp                                     77,071       4,099,214
First Chicago NBD Corp                                  85,318       5,407,028
First Union Corp                                       283,860      13,767,210
Fleet Financial Group Inc                               83,240       5,457,423
Franklin Resources Inc                                  74,154       2,391,467
Golden West Financial                                   16,720       1,272,810
Household International Inc                            142,170       5,251,404
Huntington Bancshares Inc                               61,550       1,400,263
Keycorp                                                128,908       3,287,154
Lehman Brothers Holdings                                34,790       1,369,856
MBNA Corp                                              147,057       3,455,840
Mellon Bank Corp                                        74,787       3,888,924
Mercantile Bancorp                                      44,439       1,952,539
Merrill Lynch & Co Inc                                 101,301       6,685,866
MGIC Investment Corp                                    33,371       1,384,897
Morgan (J P) & Co Inc                                   52,106       4,845,858
Morgan Stanley Dean Witter                             175,983      10,218,013
National City Corp                                      96,358       5,661,033
NationsBank Corp                                       280,620      15,995,326
Northern Trust Corp                                     32,706       1,823,360
Norwest Corp                                           221,507       6,589,833
PNC Bank Corp                                           89,504       3,848,672
Regions Financial Corp                                  96,740       3,349,623
Republic New York Corp                                  32,088       1,323,630
Ryder System Inc                                        22,592         532,324
Schwab (Charles) Corp                                   77,888       2,326,904
SLM Holding Corp                                        49,687       1,782,521
State Street Boston Corp                                47,194       2,457,038
Summit Bancorp                                          51,628       1,761,806
SunTrust Banks Inc                                      61,918       3,467,408
Synovus Financial Corp                                  77,022       1,400,838
U.S. Bancorp                                           216,120       7,375,095
Wachovia Corp                                           60,330       4,422,943
Washington Mutual Inc                                  113,372       3,627,904
Wells Fargo & Co                                        25,408       7,161,880
                                                                  ------------
                                          TOTAL BANK & FINANCE
                                                       - VALUE    $263,613,760
                                                        - COST    $202,484,993
BASIC INDUSTRIES-1.23%
ASARCO Inc                                              12,263    $    195,442
Avery-Dennison Corp                                     34,425       1,848,192
Baker Hughes Inc                                        93,016       1,697,542
Bemis Co                                                15,479         555,309
Boise Cascade Corp                                      16,428         401,459
Champion International Corp                             28,193         930,369
Cyprus Amax Minerals                                    27,269         250,534
Dover Corp                                              65,118       1,774,466
Fort James Corp                                         61,431       1,789,178
Georgia-Pacific Corp                                    27,137       1,163,499
Harnischfeger Industries Inc                            14,128         226,931
Homestake Mining Co                                     59,567         528,657
Ikon Office Solutions Inc                               39,452         219,452

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                            August 31, 1998 (Unaudited)


SECURITY NAME                                            SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Inco Ltd                                                48,906     $   409,588
Louisiana-Pacific Corp                                  32,011         604,208
Mead Corp                                               30,680         839,865
Minnesota Mining & Manufacturing Co                    119,852       8,209,862
NACCO Industries Inc Class A                             2,426         231,077
Newmont Mining Corp                                     45,722         625,820
Potlatch Corp                                            8,446         277,662
Sealed Air Corp^                                        24,187         870,732
Stone Container Corp^                                   28,996         302,646
Union Camp Corp                                         20,381         755,371
Westvaco Corp                                           29,899         627,879
Weyerhauser Co                                          58,599       2,201,125
Willamette Industries Inc                               32,534         801,150
                                                                   -----------
                                        TOTAL BASIC INDUSTRIES
                                                       - VALUE     $28,338,015
                                                        - COST     $34,496,891
BEVERAGES-3.01%
Anheuser-Busch Inc                                     143,659     $ 6,626,271
Coca-Cola Co                                           722,817      47,073,457
Coors (Adolph) Co Class B                               10,757         443,726
Diageo PLC ADR (UK)                                         17             643
Pepsico Inc                                            436,973      12,098,690
Seagrams Co Ltd                                        104,377       3,222,640
                                                                   -----------
                                               TOTAL BEVERAGES
                                                       - VALUE     $69,465,427
                                                        - COST     $49,006,513
BROADCASTING-1.01%
Clear Channel Communications Inc                        72,442     $ 3,259,890
Kingworld Productions                                   21,594         453,474
MediaOne Group Inc^                                    178,050       7,300,050
Tele-Communications Inc Class A^                       148,679       4,906,407
Tribune Co                                              36,041       2,322,392
Viacom Inc Class B^                                    103,615       5,141,894
                                                                   -----------
                                            TOTAL BROADCASTING
                                                       - VALUE     $23,384,107
                                                        - COST     $15,105,005
BUILDING MATERIALS & SERVICES-0.40%
Cooper Industries Inc                                   35,499     $ 1,510,926
Corning Inc                                             67,759       1,668,565
Owens Corning Fiberglass Corp                           15,591         546,659
Owens Illinois Inc^                                     45,257       1,411,453
PPG Industries Inc                                      52,260       2,655,461
Snap-On Inc                                             17,744         465,780
Stanley Works                                           26,204       1,031,783
                                                                   -----------
                           TOTAL BUILDING MATERIALS & SERVICES
                                                       - VALUE     $ 9,290,627
                                                        - COST     $ 9,867,902
BUSINESS SERVICES-0.22%
Cendant Corp^                                          249,382     $ 2,883,479
Dun & Bradstreet Corp                                   49,942       1,173,637
Ecolab Inc                                              37,764       1,050,311
                                                                   -----------
                                       TOTAL BUSINESS SERVICES
                                                       - VALUE     $ 5,107,427
                                                        - COST     $ 7,947,131
CHEMICALS-2.27%
Air Products & Chemicals Inc                            69,090     $ 2,111,563
Clorox Co                                               30,311       2,923,117
Dow Chemical Co                                         66,606       5,195,268
Du Pont (E I) De Nemours                               331,932      19,148,327
Eastman Chemical Co                                     23,000       1,185,938
FMC Corp^                                               10,719         554,708
Goodrich (B F) Co                                       21,055         569,801
Great Lakes Chemical Corp                               17,512         685,157
Hercules Inc                                            28,154         719,687
International Flavor & Fragrances                       31,977       1,239,109
Monsanto Co                                            174,041       9,517,867
Morton International Inc                                38,062         846,880
Nalco Chemical Co                                       19,418         561,908
Praxair Inc                                             46,198       1,657,353
Rohm & Haas Co                                          18,017       1,555,092
Rubbermaid Inc                                          43,816       1,114,570
Sigma-Aldrich Corp                                      29,422         816,461
Union Carbide Corp                                      39,916       1,604,124
W.R. Grace Co^                                          21,646         278,692
                                                                   -----------
                                               TOTAL CHEMICALS
                                                       - VALUE    $ 52,285,622
                                                        - COST    $ 41,564,909
COMPUTER SOFTWARE-4.88%
3Com Corp^                                             104,053    $  2,464,755
Adobe Systems Inc                                       19,936         523,320
Autodesk Inc                                            13,622         318,414
Automatic Data Processing                               87,809       5,597,824
Bay Networks Inc^                                       64,338       1,930,140
Ceridian Corp^                                          21,204       1,028,394
Computer Associates International Inc                  160,145       4,323,915
Computer Sciences Corp                                  45,694       2,584,567
Electronic Data Systems Corp                           143,773       4,816,396
First Data Corp                                        125,931       2,605,198
HBO & Co                                               123,852       2,631,855
IMS Health Inc                                          47,642       2,620,310
Microsoft Corp                                         722,064      69,273,015
Novell Inc^                                            102,925         977,788
Oracle Systems Corp^                                   288,337       5,748,719
Parametric Technology Corp                              75,622         775,126
Sun Microsystems Inc^                                  110,761       4,388,905
                                                                   -----------
                                       TOTAL COMPUTER SOFTWARE
                                                       - VALUE    $112,608,641
                                                        - COST    $ 70,577,710
COMPUTER SYSTEMS-5.09%
Apple Computer Inc^                                     38,905    $  1,213,350
Cabletron Systems Inc^                                  46,284         323,988
Cisco Systems Inc                                      300,012      24,563,483
Compaq Computer Corp                                   484,925      13,547,592
Data General Corp^                                      14,271         107,033
Dell Computer Corp                                     188,542      18,854,200
EMC Corp                                               145,447       6,572,386
Gateway 2000 Inc^                                       45,481       2,151,820
Harris Corp                                             23,429         746,799
Hewlett-Packard Co                                     305,138      14,818,264
International Business Machine Corp                    276,292      31,117,387
Seagate Technology Inc^                                 71,372       1,249,010
Shared Medical System Corp                               7,773         414,884
Silicon Graphics Inc^                                   54,959         498,066
Unisys Corp^                                            73,162       1,312,343
                                                                   -----------
                                        TOTAL COMPUTER SYSTEMS
                                                       - VALUE    $117,490,605
                                                        - COST    $ 62,768,592
                                                                  ------------
CONTAINER & PACKAGING-0.33%
Ball Corp                                                8,790    $    328,526
Crown Cork & Seal Co                                    37,617       1,231,957
International Paper Co                                  88,752       3,283,824
Temple-Inland Inc                                       16,610         744,336
Tenneco Inc                                             50,027       1,585,231
Tupperware Corp                                         17,809         336,145
                                                                  ------------
                                   TOTAL CONTAINER & PACKAGING
                                                                  ------------
                                                       - VALUE    $  7,510,019
                                                        - COST    $  9,159,695
ELECTRICAL EQUIPMENT-3.87%
Aeroquip-Vickers Inc                                     8,236    $    332,014
General Electric Co                                    954,607      76,368,560
Grainger (W W) Inc                                      29,090       1,139,964
Masco Corp                                              97,098       2,233,254

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                            August 31, 1998 (Unaudited)


SECURITY NAME                                           SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Motorola Inc                                           175,136     $ 7,541,794
National Service Industries Inc                         12,574         468,382
Raychem Corp                                            25,057         726,653
Thomas & Betts Corp                                     16,132         549,496
                                                                   -----------
                                    TOTAL ELECTRICAL EQUIPMENT
                                                       - VALUE     $89,360,117
                                                        - COST     $54,454,921
ELECTRONICS-3.69%
Advanced Micro Devices^                                 41,500     $   547,281
AMP Inc                                                 64,530       2,302,914
Applied Materials Inc                                  107,367       2,637,202
CBS Corp                                               208,684       5,425,784
Commscope Inc^                                               2              27
EG&G Inc                                                13,229         310,055
Emerson Electric Co                                    130,049       7,412,793
General Instrument Corp^                                43,305         860,687
General Signal Corp                                     14,530         533,978
Honeywell Inc                                           37,301       2,331,313
Intel Corp                                             496,963      35,377,554
Johnson Controls Inc                                    24,613       1,053,744
KLA Instruments Corp^                                   24,802         527,043
LSI Logic Corp^                                         41,348         506,513
Micron Technology Inc^                                  61,946       1,409,263
National Semiconductor^                                 48,114         439,040
Perkin-Elmer Corp                                       14,183         820,841
Pitney Bowes Inc                                        80,056       3,972,779
Raytheon Co Class B                                     99,355       4,533,072
Tektronix Inc                                           14,817         225,033
Texas Instruments Inc                                  114,506       5,460,505
Xerox Corp                                              95,646       8,398,914
                                                                   -----------
                                             TOTAL ELECTRONICS
                                                       - VALUE     $85,086,335
                                                        - COST     $62,522,153
ENERGY & RELATED-7.40%
Amerada Hess Corp                                       26,842     $ 1,318,613
Amoco Corp                                             285,414      12,932,822
Anadarko Petroleum Corp                                 35,204       1,012,115
Apache Corp                                             28,122         643,291
Ashland Inc                                             21,979       1,001,418
Atlantic Richfield Corp                                 94,109       5,458,322
Burlington Resources Inc                                51,614       1,525,839
Chevron Corp                                           192,534      14,259,549
Coastal Corp                                            62,330       1,620,580
Columbia Gas System Inc                                 24,338       1,210,816
Consolidated Natural Gas Co                             27,952       1,224,647
Dresser Industries Inc                                  51,403       1,313,989
Eastern Enterprises                                      5,890         233,023
Enron Corp                                              96,317       4,075,413
Exxon Corp                                             717,008      46,919,211
Halliburton Co                                          76,912       2,042,975
Helmerich & Payne Inc                                   14,742         239,558
Kerr-McGee Corp                                         13,879         536,076
Mobil Corp                                             230,117      15,906,838
NICOR Inc                                               14,079         546,441
Occidental Petroleum Corp                              107,663       1,991,766
ONEOK Inc                                                9,034         271,585
Oryx Energy Co^                                         30,997         385,525
Pennzoil Co                                             13,915         497,461
Peoples Energy Corp                                     10,313         341,618
Phillips Petroleum Co                                   77,111       3,147,093
Rowan Co Inc^                                           25,369         234,663
Royal Dutch Petroleum Corp                             629,234      25,012,052
Schlumberger Ltd                                       145,942       6,394,084
Sonat Offshore Drilling Co                              32,199         871,385
Sun Co Inc                                              27,598         912,459
Texaco Inc                                             160,615       8,924,171
Union Pacific Resources Group                           74,129         634,730
Unocal Corp                                             72,190       2,260,449
USX-Marathon Group                                      84,704       2,202,304
Williams Co Inc                                        120,820       2,778,860
                                                                  ------------
                                        TOTAL ENERGY & RELATED
                                                       - VALUE    $170,881,741
                                                        - COST    $142,657,892
ENGINEERING & CONSTRUCTION-0.14%
Armstrong World Industries Inc                          11,921    $    572,208
Centex Corp                                             17,434         616,728
Fleetwood Enterprises Inc                               10,605         354,605
Fluor Corp                                              24,453         967,422
Foster Wheeler Corp                                     11,932         146,913
Kaufman & Broad Home Corp                               11,355         242,713
Pulte Corp                                              12,854         371,159
                                                                  ------------
                              TOTAL ENGINEERING & CONSTRUCTION
                                                       - VALUE    $  3,271,748
                                                        - COST    $  3,486,520
ENTERTAINMENT & LEISURE-1.58%
Brunswick Corp                                          29,173    $    435,772
Disney (Walt) Co                                       599,824      16,457,671
Harrah's Entertainment Inc^                             29,564         426,830
Hasbro Inc                                              39,176       1,226,699
Mattel Inc                                              85,265       2,760,455
Mirage Resorts Inc^                                     52,654         783,228
Polaroid Corp                                           13,184         370,800
Time Warner Inc                                        173,049      13,908,813
                                                                  ------------
                                 TOTAL ENTERTAINMENT & LEISURE
                                                       - VALUE    $ 36,370,268
                                                        - COST    $ 27,895,425
ENVIRONMENTAL CONTROL-0.40%
Browning-Ferris Industries Inc                          56,767    $  1,844,928
Waste Management Inc^                                  165,395       7,298,070
                                                                  ------------
                                   TOTAL ENVIRONMENTAL CONTROL
                                                       - VALUE    $  9,142,998
                                                        - COST    $  9,704,534
FOOD & RELATED-4.00%
Albertson's Inc                                         72,025    $  3,641,764
American Stores Co                                      80,278       2,328,062
Archer-Daniels-Midland Co                              176,028       2,640,425
Bestfoods                                               84,400       4,235,825
Brown-Forman Corp Class B                               20,228       1,213,680
Campbell Soup Co                                       133,824       6,741,364
ConAgra Inc                                            139,476       3,452,031
Darden Restaurants Inc                                  44,329         687,100
General Mills Inc                                       46,322       3,031,196
Great Atlantic & Pacific Tea Co                         11,060         263,366
Harcourt General Inc                                    20,804       1,010,294
Heinz (H J) Co                                         107,202       5,715,207
Hershey Foods Corp                                      41,941       2,935,870
Kellogg Co                                             120,553       3,676,867
Kroger Co^                                              74,781       3,365,145
McDonald's Corp                                        202,127      11,331,745
Pioneer Hi Bred International Inc                       71,664       2,418,660
Quaker Oats Co                                          40,598       2,156,769
Ralston-Purina Group                                    94,566       2,488,268
Sara Lee Corp                                          138,675       6,275,044
Super Value Inc                                         35,338         717,803
Sysco Corp                                              99,756       2,013,824
Tricon Global Restaurants^                              44,559       1,651,468
Unilever NV (Netherlands)                              187,912      11,908,923
UST Inc                                                 53,937       1,409,104

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                            August 31, 1998 (Unaudited)


SECURITY NAME                                            SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Wendy's International Inc                               38,543     $   773,269
Winn-Dixie Stores Inc                                   43,593       1,623,839
Wrigley (W M) Jr Co                                     34,143       2,646,083
                                                                   -----------
                                          TOTAL FOOD & RELATED
                                                       - VALUE     $92,352,995
                                                        - COST     $66,025,946
FURNITURE & APPLIANCES-0.10%
Maytag Corp                                             27,768     $ 1,197,495
Whirlpool Corp                                          22,028       1,093,140
                                                                   -----------
                                  TOTAL FURNITURE & APPLIANCES
                                                       - VALUE     $ 2,290,635
                                                        - COST     $ 1,865,140
HEALTHCARE-0.36%
Cardinal Health Inc                                     39,084     $ 3,419,850
Healthsouth Corp^                                      123,311       2,335,202
St Jude Medical Inc^                                    24,427         538,921
United Healthcare Corp                                  55,260       1,996,268
                                                                   -----------
                                              TOTAL HEALTHCARE
                                                       - VALUE     $ 8,290,241
                                                        - COST     $ 9,078,261
HOSPITAL & MEDICAL SUPPLIES-2.56%
ALZA Corp                                               24,983     $   899,388
Bard (C R) Inc                                          16,650         545,288
Bausch & Lomb Inc                                       16,191         685,082
Baxter International Inc                                82,170       4,375,553
Becton Dickinson & Co                                   71,534       2,382,976
Biomet Inc                                              32,730         879,619
Boston Scientific Corp^                                 57,090       3,953,483
Columbia/HCA Healthcare Corp                           189,830       4,283,040
Guidant Corp                                            44,232       2,731,326
Johnson & Johnson                                      394,650      27,230,850
Mallinckrodt Group Inc                                  21,361         488,633
Manor Care Inc                                          18,556         445,344
Medtronic Inc                                          137,459       7,061,956
Tenet Healthcare Corp^                                  89,910       2,320,802
United States Surgical                                  22,101         882,659
                                                                   -----------
                             TOTAL HOSPITAL & MEDICAL SUPPLIES
                                                       - VALUE     $59,165,999
                                                        - COST     $40,659,343
HOUSEHOLD PRODUCTS-2.55%
Alberto-Culver Co Class B                               16,644     $   332,880
Avon Products Inc                                       38,683       2,432,194
Colgate-Palmolive Co                                    86,723       6,254,896
Gillette Co                                            328,710      13,518,199
Kimberly-Clark Corp                                    163,075       6,217,234
Procter & Gamble Co                                    393,837      30,128,531
                                                                   -----------
                                      TOTAL HOUSEHOLD PRODUCTS
                                                       - VALUE     $58,883,934
                                                        - COST     $39,663,317
INSURANCE-4.68%
Aetna Inc                                               43,500     $ 2,618,156
Allstate Corp                                          245,668       9,212,550
American General Corp                                   74,435       4,782,449
American International Group Inc                       308,540      23,853,960
Aon Corp                                                49,190       3,077,449
Chubb Corp                                              49,888       3,118,000
CIGNA Corp                                              64,990       3,781,606
Cincinnati Financial Corp                               48,341       1,625,466
Conseco Inc                                             91,761       2,534,898
General Re Corp                                         22,930       4,757,975
Hartford Financial Services Group                       69,428       3,106,903
Humana Inc^                                             48,136         625,768
Jefferson-Pilot Corp                                    31,198       1,770,487
Lincoln National Corp                                   29,977       2,578,022
Loews Corp                                              33,713       2,844,534
Marsh & McLennan Companies Inc                          74,808       3,628,188
MBIA Inc                                                28,714       1,611,573
Progressive Corp Ohio                                   21,272       2,072,691
Provident Co Inc                                        36,542       1,315,512
Providian Financial Corp                                27,812       1,785,183
SAFECO Corp                                             41,265       1,676,391
St Paul Co                                              67,801       2,072,168
Sunamerica Inc                                          57,254       3,546,170
Torchmark Corp                                          40,942       1,463,677
Transamerica Corp                                       18,422       1,889,406
Travelers Inc                                          336,508      14,932,524
UNUM Corp                                               40,683       1,790,052
                                                                  ------------
                                               TOTAL INSURANCE
                                                       - VALUE    $108,071,758
                                                        - COST    $ 77,221,721
LODGING-0.16%
Hilton Hotels Corp                                      73,345    $  1,521,909
Marriott International Inc Class A                      74,840       2,100,197
                                                                  ------------
                                                 TOTAL LODGING
                                                       - VALUE    $  3,622,106
                                                        - COST    $  3,011,315
MACHINERY-0.61%
Black & Decker Corp                                     27,766    $  1,155,760
Case Corp                                               21,998         593,946
Caterpillar Inc                                        109,135       4,604,133
Cincinnati Milacron Inc                                 11,713         226,939
Cummins Engine Co Inc                                   11,080         450,818
Deere & Co                                              73,204       2,411,157
Ingersoll-Rand Co                                       48,600       1,931,850
McDermott International Inc                             17,786         356,832
Pall Corp                                               36,837         755,159
Parker Hannifin Corp                                    32,620         945,980
Thermo Electron Corp^                                   46,592         757,120
                                                                  ------------
                                               TOTAL MACHINERY
                                                       - VALUE    $ 14,189,694
                                                        - COST    $ 14,606,791
                                                                  ------------
MANUFACTURING-0.41%
Tyco International Ltd                                 170,953    $  9,487,892
                                                                  ------------
                                           TOTAL MANUFACTURING
                                                       - VALUE    $  9,487,892
                                                        - COST    $  7,027,843
METAL FABRICATORS-0.61%
Alcan Aluminum Ltd                                      66,723    $  1,267,737
Allegheny Teledyne Inc                                  57,357         863,940
Aluminum Co of America                                  54,874       3,285,581
Armco Inc^                                              31,439         129,686
Barrick Gold Corp                                      109,378       1,421,914
Battle Mountain Gold Co                                 67,386         206,370
Bethlehem Steel Corp^                                   37,437         269,078
Crane Co                                                13,436         540,799
Engelhard Corp                                          42,237         776,105
Freeport McMoRan Inc                                    56,333         654,871
Nucor Corp                                              25,808         927,475
Phelps Dodge Corp                                       17,172         768,447
Placer Dome Inc                                         72,356         583,370
Reynolds Metals Co                                      21,673       1,038,949
Timken Co                                               18,440         335,378
USX-U.S. Steel Group                                    25,225         528,148
Worthington Industries Inc                              28,346         368,498
                                                                  ------------
                                       TOTAL METAL FABRICATORS
                                                       - VALUE    $ 13,966,346
                                                        - COST    $ 19,809,487
PHARMACEUTICALS-9.06%
Abbott Laboratories                                    452,662    $ 17,427,487
Allergan Inc                                            19,048         900,018
American Home Products Corp                            384,444      19,270,256
Amgen Inc^                                              77,021       4,688,653

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                            August 31, 1998 (Unaudited)


SECURITY NAME                                        SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Bristol-Myers Squibb Co                                291,798    $ 28,559,729
Lilly (Eli) & Co                                       325,535      21,322,543
Merck & Co Inc                                         351,327      40,731,974
Millipore Corp                                          12,823         278,099
Pfizer Inc                                             382,567      35,578,731
Pharmacia and Upjohn Inc                               148,774       6,183,419
Schering-Plough Corp                                   214,896      18,481,056
Warner Lambert Co                                      239,707      15,640,882
                                                                  ------------
                                         TOTAL PHARMACEUTICALS
                                                       - VALUE    $209,062,847
                                                        - COST    $103,110,618
PUBLISHING-0.96%
American Greetings Corp Class A                         21,355    $    805,818
Comcast Corp Class A                                   108,055       4,038,556
Donnelley (R R) & Sons Co                               42,569       1,543,126
Dow Jones & Co Inc                                      28,163       1,402,869
Gannett Co Inc                                          83,214       4,909,626
Interpublic Group Co Inc                                39,978       2,278,718
Knight-Ridder Inc                                       23,290       1,109,186
McGraw-Hill Inc                                         28,963       2,208,429
Meredith Corp                                           15,407         517,097
Moore Corp Ltd                                          25,970         248,338
New York Times Co Class A                               56,162       1,628,698
Times Mirror Co Class A                                 25,996       1,486,646
                                                                  ------------
                                              TOTAL PUBLISHING
                                                       - VALUE    $ 22,177,107
                                                        - COST    $ 14,770,160
RETAIL & RELATED-5.50%
AutoZone Inc^                                           44,582    $  1,156,335
Circuit City Stores Inc                                 28,858         890,991
Consolidated Stores Corp^                               31,524         993,006
Costco Co Inc^                                          62,941       2,962,161
Dayton-Hudson Corp                                     128,192       4,614,912
Dillards Inc Class A                                    32,516         938,900
Dollar General Corp                                     42,795       1,150,116
Eastman Kodak Co                                        95,256       7,441,875
Federated Department Stores Inc^                        61,534       2,680,575
Fred Myer Inc                                           43,771       1,720,747
Gap Inc                                                116,077       5,927,182
Home Depot Inc                                         429,496      16,535,596
Jostens Inc                                             11,308         224,747
K Mart Corp^                                           143,097       1,824,487
Kohls Corp                                              46,219       2,100,076
Limited Inc                                             72,491       1,513,250
Longs Drug Stores Corp                                  11,262         384,316
Lowe's Co Inc                                          102,626       3,598,324
May Department Stores Co                                67,826       3,815,213
Newell Co                                               46,564       2,223,431
Nordstrom Inc                                           45,306       1,356,348
Penney (J C) Co Inc                                     73,245       3,630,205
Rite Aid Corp                                           75,624       2,736,644
Sears Roebuck & Co                                     114,972       5,224,040
Sherwin Williams Co                                     50,700       1,210,463
Tandy Corp                                              30,305       1,653,517
TJX Companies Inc                                       94,504       2,108,621
Toys R Us Inc^                                          83,145       1,543,379
Venator Group Inc^                                      39,479         357,779
Walgreen Co                                            145,262       5,592,587
WalMart Stores Inc                                     659,020      38,717,425
                                                                  ------------
                                        TOTAL RETAIL & RELATED
                                                       - VALUE   $ 126,827,248
                                                        - COST   $  83,396,990
SERVICES-0.27%
Block (H R) Inc                                         30,680   $   1,200,355
Public Service Enterprise Group                         68,041       2,492,002
Service Corp International                              73,995       2,506,581
                                                                  ------------
                                                TOTAL SERVICES
                                                       - VALUE   $   6,198,938
                                                        - COST   $   4,946,527
TELECOMMUNICATIONS-9.14%
Airtouch Communications^                               167,903   $   9,444,544
Alltel Corp                                             80,519       3,633,420
Ameritech Corp                                         321,187      15,135,937
Andrew Corp^                                            26,084         386,369
Ascend Communications Inc^                              56,580       1,980,300
AT & T Corp                                            531,112      26,622,004
Bell Atlantic Corp                                     455,830      20,113,499
BellSouth Corp                                         290,918      19,946,065
Frontier Corp                                           48,204       1,464,197
GTE Corp                                               281,026      14,051,300
Lucent Technologies Inc                                384,524      27,253,138
MCI Communications Corp                                212,259      10,612,950
NEXTEL Communications Class A^                          77,162       1,393,739
Northern Telecom Ltd                                   152,769       7,294,720
SBC Communication Inc                                  537,890      20,439,820
Scientific-Atlanta Inc                                  23,111         408,776
Sprint Corp                                            126,150       8,459,934
Tellabs Inc^                                            56,685       2,394,941
U.S. West Inc                                          146,695       7,628,140
WorldCom Inc^                                          302,448      12,381,465
                                                                   -----------
                                      TOTAL TELECOMMUNICATIONS
                                                       - VALUE    $211,045,258
                                                        - COST    $142,231,327
TEXTILES-0.01%
Springs Industries Inc Class A                           5,838    $    193,019
                                                                  ------------
                                                TOTAL TEXTILES
                                                       - VALUE    $    193,019
                                                        - COST    $    239,539
TOBACCO-1.34%
Fortune Brands Inc                                      50,394    $  1,388,985
Philip Morris Co Inc                                   711,525      29,572,758
                                                                  ------------
                                                 TOTAL TOBACCO
                                                      - VALUE     $ 30,961,743
                                                       - COST     $ 21,678,583
                                                                  ------------
TRANSPORTATION-0.59%
Burlington Northern Santa Fe                            45,856    $  4,267,474
CSX Corp                                                63,960       2,414,490
Laidlaw Inc Class B                                     96,132         829,139
Norfolk Southern Corp                                  110,585       3,117,115
Union Pacific Corp                                      72,452       2,884,495
                                                                  ------------
                                          TOTAL TRANSPORTATION
                                                       - VALUE    $ 13,512,713
                                                        - COST    $ 13,503,436
UTILITIES-2.74%
Ameren Corp                                             40,237    $  1,591,876
American Electric Power Inc                             55,646       2,517,982
Baltimore Gas & Electric Co                             43,400       1,337,263
Carolina Power & Light Co                               44,097       1,898,927
Central & South West Corp                               62,265       1,626,673
Cinergy Corp                                            46,233       1,606,597
Consolidated Edison Inc                                 68,915       3,260,541
Dominion Resources Inc                                  56,755       2,365,974
DTE Energy Co                                           42,600       1,794,525
Duke Power Co                                          105,510       6,581,186

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                            August 31, 1998 (Unaudited)


SECURITY NAME                                            SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Edison International                                   111,530  $    3,171,634
Entergy Corp                                            71,471       2,059,258
FirstEnergy Corp                                        67,527       1,949,842
FPL Group Inc                                           53,398       3,554,304
GPU Inc                                                 37,253       1,399,316
Houston Industries Inc                                  83,294       2,399,908
Niagara Mohawk Power Corp^                              54,895         850,873
Northern States Power Co                                43,582       1,154,923
Pacificorp                                              86,963       1,962,103
PECO Energy Co                                          65,066       2,228,511
PG & E Corp                                            111,632       3,586,178
PP & L Resources Inc                                    48,620       1,145,609
Sempra Energy^                                          70,084       1,782,764
Southern Co                                            202,478       5,694,694
Texas Utilities Co                                      81,856       3,478,880
Unicom Corp                                             63,541       2,263,648
                                                                --------------
                                               TOTAL UTILITIES
                                                       - VALUE  $   63,263,989
                                                        - COST  $   50,052,177
                                           TOTAL COMMON STOCKS
                                                       - VALUE  $2,244,360,287
                                                        - COST  $1,604,633,462

                          INTEREST   MATURITY        PRINCIPAL/
SECURITY NAME               RATE       DATE            SHARES         VALUE
-------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS-6.68%
CASH EQUIVALENTS-2.86%
Dreyfus Institutional Money
   Market Fund^^                                     1,842,547  $    1,842,547
Janus Institutional Money
   Market Fund^^                                    16,600,000      16,600,000
Merrimac Cash Fund-
   Premium Class^^                                  47,600,000      47,600,000
                                                                --------------
                                                                $   66,042,547
REPURCHASE AGREEMENTS-0.83%
Goldman Sachs Repurchase Agreements,
 dated 8/31/98, due 9/02/98, with a
 maturity value of $19,009,168 and an
 effective yield of 5.79%, collateralized
 by a Federal Home Loan Mortgage
 Corporation obligation and a Federal
 National Mortgage Association
 obligation with rates ranging from
 6.00% to 6.60%, with maturity dates
 ranging from 7/01/06 to 6/01/36 and
 with an aggregate market value of
 $19,380,000.^^                                    $19,000,000  $   19,000,000
                                                                --------------
U.S. TREASURY BILLS-2.99%
U.S. Treasury Bills      4.37%*  09/10/98          $ 7,708,000  $    7,698,488
U.S. Treasury Bills      4.80%*  10/08/98            4,462,000       4,440,127
U.S. Treasury Bills      4.80%*  10/22/98            9,740,000       9,674,323
U.S. Treasury Bills      4.86%*  10/15/98           15,577,000      15,485,236
U.S. Treasury Bills      5.23%*  09/17/98           26,274,000      26,217,012
U.S. Treasury Bills      5.28%*  09/03/98            5,553,000       5,551,478
                                                                --------------
                                                                $   69,066,664
                                                                --------------
                                TOTAL SHORT TERM INSTRUMENTS
                                                     - VALUE    $  154,109,211
                                                      - COST    $  154,105,840
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,758,739,302)** (Notes 1 and 3)               103.91%   $2,398,469,498
                                                                --------------
Other Assets and Liabilities, Net                     (3.91%)      (90,244,207)
                                                     -------    --------------
TOTAL NET ASSETS                                     100.00%    $2,308,225,291
                                                     =======    ==============

^  Non-income earning securities.
^^ Represents collateral received from securities lending transactions. See
   Note 4.
*  Yield to Maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

   Gross Unrealized Appreciation                   $716,470,198
   Gross Unrealized Depreciation                    (76,740,002)
                                                   ------------
   NET UNREALIZED APPRECIATION                     $639,730,196
                                                   ============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
August 31, 1998 (Unaudited)

ASSETS
INVESTMENTS:
 In securities, at market value (see cost below) (Note 1)       $2,398,469,498
 Cash                                                                  180,356
RECEIVABLES:
 Investment sold                                                       811,564
 Dividends and interest                                              4,022,757
                                                                --------------
TOTAL ASSETS                                                     2,403,484,175

LIABILITIES
PAYABLES:
 Variation margin on futures contracts                               5,030,126
 Investment securities purchased                                     4,859,056
 Collateral for securities loaned (Note 4)                          85,042,547
 Due to BGI (Note 2)                                                   327,155
                                                                --------------
TOTAL LIABILITIES                                                   95,258,884
                                                                --------------
TOTAL NET ASSETS                                                $2,308,225,291
                                                                ==============

INVESTMENTS AT COST                                             $1,758,739,302
                                                                ==============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 1998 (Unaudited)

INVESTMENT INCOME
 Dividends                                                        $ 17,796,896
 Interest*                                                           4,246,787
                                                                  ------------
TOTAL INVESTMENT INCOME                                             22,043,683

EXPENSES (NOTE 2)
 Advisory fees                                                         661,201
                                                                  ------------
TOTAL EXPENSES                                                         661,201
                                                                  ------------
NET EXPENSES                                                           661,201
                                                                  ------------
NET INVESTMENT INCOME (LOSS)                                        21,382,482

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on sale of investments                     7,494,643
 Net realized gain (loss) on sale of futures contracts              13,913,003
 Net change in unrealized appreciation (depreciation) of
 investments                                                      (237,590,838)
 Net change in unrealized appreciation (depreciation) of
 futures contracts                                                 (22,277,925)
                                                                  ------------
NET GAIN (LOSS) ON INVESTMENTS                                    (238,461,117)
                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  ($217,078,635)
                                                                  ============

    *Interest income includes security lending income of:              $31,974
                                                                       =======

The accompanying notes are an integral part of these financial statements.


MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    For the            For the
                                                                               Six Months Ended       Year Ended
                                                                               August 31, 1998     February 28,1998
                                                                               ----------------   -----------------
                                                                                  (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                         $   21,382,482     $   35,530,147
  Net realized gain (loss) on sale of investments                                    7,494,643         52,551,777
  Net realized gain on sale of futures contracts                                    13,913,003         18,816,662
  Net change in unrealized appreciation (depreciation) of investments             (237,590,838)       452,651,075
  Net change in unrealized appreciation (depreciation) of futures contracts        (22,277,925)        10,434,575
                                                                                --------------     --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 (217,078,635)       569,984,236

  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL
    INTEREST TRANSACTIONS                                                          171,240,712        299,742,532
                                                                                --------------     --------------
INCREASE (DECREASE) IN NET ASSETS                                                  (45,837,923)       869,726,768
NET ASSETS:
  Beginning net assets                                                          $2,354,063,214     $1,484,336,446
                                                                                --------------     --------------
  ENDING NET ASSETS                                                             $2,308,225,291     $2,354,063,214
                                                                                ==============     ==============

The accompanying notes are an integral part of these financial statements.

                                                                                                                     17


PAGE>

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
August 31, 1998 (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES
      Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. These financial statements present the operations of only one of the Master Portfolios, the S&P 500 Index Master Portfolio.

      The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION
      The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

      SECURITY TRANSACTIONS AND INCOME RECOGNITION
      Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

      FEDERAL INCOME TAXES
      The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

      It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

      FUTURES CONTRACTS
      The S&P 500 Index Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the S&P 500 Index Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount.

 Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1998, the S&P 500 Index Master Portfolio had open long futures contracts outstanding:

   S&P 500 Index Master Portfolio
  Number of                      Expiration          Notional    Net Unrealized
  Contracts            Type            Date    Contract Value      Depreciation

        264   S&P 500 Index   September 1998      $62,964,000       $11,028,950

      The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $2,653,200.

      REPURCHASE AGREEMENTS
      Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolio may pool its cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1998 by the Master Portfolio is collateralized by U.S. Government Securities.

2.     AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
      Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio as compensation for advisory services. BFGA is an indirect subsidiary of Barclays Bank PLC.

      Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

      Stephens Inc. ("Stephens") is the Funds' co-administrator, sponsor and placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of February 28, 1998, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolio's outstanding beneficial interest.

3.     INVESTMENT PORTFOLIO TRANSACTIONS
      Purchases and sales of investments, exclusive of short-term securities, for the S&P 500 Index Master Portfolio for the six months ended August 31, 1998 is as follows:

   Aggregate Purchases                 S&P 500 Index
   and Sales of:                      Master Portfolio

   U.S. GOVERNMENT
      OBLIGATIONS:
       Purchases at cost               $          0
       Sales proceeds                             0
   OTHER SECURITIES:
       Purchases at cost               $339,932,272
       Sales proceeds                    25,863,942

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
August 31, 1998 (Unaudited)

4.     PORTFOLIO SECURITIES LOANED
      As of August 31, 1998, the S&P 500 Index Master Portfolio had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:
                                                Securities  Collateral
    S&P 500 Index Master Portfolio             $82,461,683  $85,042,547

5.     FINANCIAL HIGHLIGHTS
      The portfolio turnover rates, excluding short-term securities, for the S&P 500 Index Master Portfolio is as follows:

                                                                                                      For the
                                For the                                                           Period from
                        Six Months Ended        For the        For the         For the           May 26, 1994
                               August 31,    Year Ended     Year Ended     Year Ended           (commencement
                                    1998    February 28,   February 29,    February 29,      of operations) to
                              (Unaudited)          1998           1997            1996       February 28, 1995
S&P 500 Index Master Portfolio        1%             6%              4%              2%                      5%

20


PAGE>
                                    DIRECTORS
                                Richard S. Strong
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                     OFFICERS
                    Richard S. Strong, Chairman of the Board
                          Mary F. Hoppa, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                               INVESTMENT ADVISOR
                         Barclays Global Fund Advisors
                  45 Fremont Street, San Francisco, California 94105

                                    CUSTODIAN
                           Investors Bank & Trust Company
                    89 South Street, Boston, Massachusettes 02111

                                     AUDITOR
                              KPMG Peat Marwick LLP
               Three Embarcadero Center, San Francisco, California 94111

                                LEGAL COUNSEL
                            Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

  For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.







                               [PICTURE OF TELEPHONE]
                           To order a free prospectus kit,
                                 CALL 1-800-368-1030

                            To learn more about our funds,
                             discuss an existing account,
                              or conduct a transaction,
                                 CALL 1-800-368-3863
                                 -------------------

                                    If you are a
                               Financial Professional,
                                 CALL 1-800-368-1683

                      [PICTURE OF STRONG WEB SITE ON COMPUTER]
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                                www.strong-funds.com




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                                    STRONG FUNDS
                     P.O. Box 2936 o Milwaukee, Wisconsin 53201
                      Strong Funds Distributors, Inc. 9305J98             98SIND